Taxation - Summary of taxation by type (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Income Taxes [Table]
Current taxation	€ 1,908	€ 1,371	€ 1,970
Deferred taxation	399	(301)	(318)
Effective tax amount	2,306	1,070	1,652
Netherlands [member]
Disclosure Of Income Taxes [Table]
Current taxation	459	355	488
Deferred taxation	269	(72)	(51)
Effective tax amount	729	284	437
Rest of the world [member]
Disclosure Of Income Taxes [Table]
Current taxation	1,448	1,016	1,481
Deferred taxation	129	(230)	(267)
Effective tax amount	€ 1,578	€ 786	€ 1,214